SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
7. SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Our operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) storage & other (cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results, manages operations and allocates resources. The Colombia segment aggregates the financial results of its hydroelectric and cogeneration facilities. The Canada segment includes the financial results of Brookfield Renewable’s strategic investment in TransAlta Corporation (“TransAlta”). The corporate segment represents all activity performed above the individual segments for the business.
In accordance with IFRS 8, Operating Segments (“IFRS 8”), Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and significant accounting policies.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling
interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations.
Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling
interests, unrealized gain or loss on financial instruments, non-cash
gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring
items.
Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling
interests and distributions to preferred shareholders and preferred limited partners.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	905	234	237	223	95	37	20	183	87	—	2,021	(79)	2,029	3,971
Other income	13	19	—	2	4	—	—	17	—	33	88	(8)	25	105
Direct operating costs	(286)	(72)	(93)	(62)	(32)	(9)	(4)	(38)	(46)	(23)	(665)	34	(632)	(1,263)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	53	27	80

Adjusted EBITDA	632	181	144	163	67	28	16	162	41	10	1,444	—	1,449
Management service costs	—	—	—	—	—	—	—	—	—	(116)	(116)	—	(19)	(135)
Interest expense	(156)	(20)	(34)	(66)	(17)	(8)	(5)	(55)	(13)	(92)	(466)	13	(548)	(1,001)
Current income taxes	(7)	(11)	(9)	1	(2)	(1)	(1)	—	(1)	—	(31)	2	(41)	(70)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(12)	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(829)	(829)

Funds From Operations	469	150	101	98	48	19	10	107	27	(268)	761	—	—
Depreciation	(227)	(84)	(21)	(150)	(47)	(17)	(5)	(65)	(23)	(4)	(643)	13	(643)	(1,273)
Foreign exchange and financial instrument loss	11	(5)	(2)	(2)	(10)	(3)	1	1	(3)	(18)	(30)	(2)	(5)	(37)
Deferred income tax recovery	(27)	4	(4)	—	10	—	—	1	—	46	30	—	(3)	27
Other	(76)	(6)	(2)	(33)	(12)	2	—	(48)	—	(46)	(221)	9	(61)	(273)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(20)	(4)	(24)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	716	716

Net income (loss) attributable to Unitholders (3)	150	59	72	(87)	(11)	1	6	(4)	1	(290)	(103)	—	—	(103)

(1)
Share of earnings from equity-accounted investments of $29 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $113 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling
interests for the year ended December 31, 2018:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	893	244	216	219	73	42	12	146	85	—	1,930	(76)	1,943	3,797
Other income	12	5	4	2	11	—	—	5	—	7	46	—	29	75
Direct operating costs	(286)	(76)	(94)	(64)	(27)	(9)	(4)	(34)	(36)	(23)	(653)	27	(647)	(1,273)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	49	22	71

Adjusted EBITDA	619	173	126	157	57	33	8	117	49	(16)	1,323	—	1,347
Management service costs	—	—	—	—	—	—	—	—	—	(84)	(84)	—	(10)	(94)
Interest expense	(172)	(22)	(38)	(63)	(17)	(9)	(4)	(45)	(17)	(99)	(486)	14	(501)	(973)
Current income taxes	(4)	(9)	(2)	2	(2)	—	1	1	—	—	(13)	1	(20)	(32)
Distributions attributable to Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(38)	(38)	—	—	(38)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(10)	(25)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(806)	(806)

Funds From Operations	443	142	86	96	38	24	5	73	32	(263)	676	—	—
Depreciation	(231)	(136)	(18)	(124)	(43)	(13)	(2)	(39)	(23)	(2)	(631)	13	(533)	(1,151)
Foreign exchange and financial instrument loss	(1)	(1)	7	30	9	(10)	3	(15)	(2)	—	20	(1)	18	37
Deferred income tax expense	(1)	1	18	43	2	—	—	36	—	24	123	—	252	375
Other	(21)	(3)	(6)	(30)	2	—	(2)	(16)	(9)	(23)	(108)	1	(99)	(206)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(13)	(5)	(18)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	367	367

Net income (loss) attributable to Unitholders (3)	$189	$3	$87	$15	$8	$1	$4	$39	$(2)	$(264)	$80	$—	$—	$80

(1)
Share of earnings from equity-accounted investments of $28 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $439 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling
interests for the year ended December 31, 2017:

	Attributable to Unitholders										Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Solar
Revenues	945	243	191	161	46	26	8	59	—	1,679	(51)	1,144	2,772
Other income	1	12	2	—	—	—	—	6	19	40	—	13	53
Direct operating costs	(281)	(77)	(94)	(42)	(20)	(4)	(2)	(32)	(25)	(577)	21	(467)	(1,023)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	30	5	35

Adjusted EBITDA	665	178	99	119	26	22	6	33	(6)	1,142	—	695
Management service costs	—	—	—	—	—	—	—	—	(82)	(82)	—	(4)	(86)
Interest expense	(180)	(18)	(42)	(45)	(10)	(6)	(3)	(14)	(89)	(407)	13	(291)	(685)
Current income taxes	1	(12)	(5)	—	(1)	—	(1)	—	—	(18)	1	(22)	(39)
Distributions attributable to Preferred limited partners equity	—	—	—	—	—	—	—	—	(28)	(28)	—	—	(28)
Preferred equity	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(14)	2	(12)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	(380)	(380)

Funds From Operations	486	148	52	74	15	16	2	19	(231)	581	—	—
Depreciation	(220)	(142)	(26)	(90)	(25)	(7)	(4)	(25)	—	(539)	12	(321)	(848)
Foreign exchange and financial instrument loss	(12)	(3)	(3)	1	(14)	—	(1)	—	(15)	(47)	—	(54)	(101)
Deferred income tax expense (recovery)	(67)	2	(10)	28	5	—	1	—	16	(25)	—	(5)	(30)
Other	(17)	(8)	6	(4)	4	2	(3)	—	(6)	(26)	—	6	(20)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(12)	—	(12)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	374	374

Net income (loss) attributable to Unitholders (3)	170	(3)	19	9	(15)	11	(5)	(6)	(236)	(56)	—	—	(56)

(1)
Share of earnings from equity-accounted investments of $11 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $6 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2019:
Cash and cash equivalents	$10	$7	$10	$18	$21	$2	$5	$63	$6	$1	$143	$(19)	$228	$352
Property, plant and equipment	11,488	1,938	1,773	2,458	628	368	187	2,018	732	—	21,590	(1,142)	20,607	41,055
Total assets	12,218	2,126	2,027	2,705	692	391	233	2,266	780	103	23,541	(520)	23,175	46,196
Total borrowings	3,070	208	449	1,221	326	71	124	1,470	235	2,107	9,281	(431)	8,450	17,300
Other liabilities	2,877	148	499	597	100	10	28	335	31	248	4,873	(483)	4,026	8,416
For the year ended December 31, 2019:
Additions to property, plant and equipment	77	32	7	112	9	3	—	—	21	3	264	(19)	252	497
As at December 31, 2018:
Cash and cash equivalents	$6	$37	$7	$30	$29	$5	$2	$41	$9	$3	$169	(7)	$260	$422
Property, plant and equipment	11,497	1,907	1,609	2,402	815	348	36	1,347	686	(9)	20,638	(681)	18,220	38,177
Total assets	12,125	2,105	1,868	2,562	929	379	56	1,642	746	161	22,573	(286)	21,221	43,508
Total borrowings	2,995	198	419	1,210	463	75	31	1,021	249	2,328	8,989	(223)	7,780	16,546
Other liabilities	2,764	150	434	558	124	7	3	271	31	211	4,553	(1,811)	21,364	24,106
For the year ended December 31, 2018:
Additions to property, plant and equipment	96	30	7	11	10	—	—	9	3	6	172	(16)	171	327

Geographical Information
The following table presents consolidated revenue split by geographical region for the year ended December 31:

(MILLIONS)	2019	2018	2017
Hydroelectric
North America	$1,123	$1,152	$1,149
Brazil	259	285	287
Colombia	979	896	797

	2,361	2,333	2,233
Wind
North America	474	478	282
Europe	273	206	111
Brazil	110	142	60
Asia	71	38	—

	928	864	453
Solar	646	572	58
Storage & Other	36	28	28

Total	$3,971	$3,797	$2,772

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2019	December 31, 2018
United States	$21,166	$19,785
Colombia	7,353	6,665
Canada	4,680	4,434
Brazil	3,621	3,542
Europe	4,312	4,093
Asia	860	342

	$41,992	$38,861